Consolidated Statement Of Shareholders' Equity and Redeemable Noncontrolling Interest - USD ($) shares in Millions, $ in Millions	Total	Common stock	Capital in excess of par value	Retained earnings	Accumulated other comprehensive income (loss)	Total Walmart shareholders' equity	Nonredeemable noncontrolling interest
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Redeemable noncontrolling interest	$ 1,491
Balances, in shares at Jan. 31, 2014		3,233
Balances at Jan. 31, 2014	81,339	$ 323	$ 2,362	$ 76,566	$ (2,996)	$ 76,255	$ 5,084
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Consolidated net income	17,099			16,363		16,363	736
Other comprehensive income, net of income taxes	(4,718)				(4,172)	(4,172)	(546)
Cash dividends declared	(6,185)			(6,185)		(6,185)
Purchase of Company stock (in shares)		(13)
Purchase of Company stock	(980)	$ (1)	(29)	(950)		(980)
Other, in shares		8
Other	(618)	$ 1	129	(17)		113	(731)
Balances, in shares at Jan. 31, 2015		3,228
Balances at Jan. 31, 2015	85,937	$ 323	2,462	85,777	(7,168)	81,394	4,543
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Purchase of redeemable noncontrolling interest	(1,491)
Consolidated net income	15,080			14,694		14,694	386
Other comprehensive income, net of income taxes	(4,970)				(4,429)	(4,429)	(541)
Cash dividends declared	(6,294)			(6,294)		(6,294)
Purchase of Company stock (in shares)		(65)
Purchase of Company stock	(4,256)	$ (6)	(102)	(4,148)		(4,256)
Dividends declared to noncontrolling interest	(691)						(691)
Other, in shares		(1)
Other	(1,195)		(555)	(8)		(563)	(632)
Balances, in shares at Jan. 31, 2016		3,162
Balances at Jan. 31, 2016	83,611	$ 317	1,805	90,021	(11,597)	80,546	3,065
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Consolidated net income	14,293			13,643		13,643	650
Other comprehensive income, net of income taxes	(2,845)				(2,635)	(2,635)	(210)
Cash dividends declared	(6,216)			(6,216)		(6,216)
Purchase of Company stock (in shares)		(120)
Purchase of Company stock	(8,276)	$ (12)	(174)	(8,090)		(8,276)
Dividends declared to noncontrolling interest	(519)						(519)
Other, in shares		6
Other	487		740	(4)		736	(249)
Balances, in shares at Jan. 31, 2017		3,048
Balances at Jan. 31, 2017	$ 80,535	$ 305	$ 2,371	$ 89,354	$ (14,232)	$ 77,798	$ 2,737